Quarterly Report
March 31, 2025
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.1%
Aerospace & Defense – 2.0%
Boeing Co., 2.196%, 2/04/2026	$288,000	$281,780
Boeing Co., 5.15%, 5/01/2030	473,000	475,933
Boeing Co., 6.388%, 5/01/2031	204,000	217,386
Boeing Co., 5.805%, 5/01/2050	990,000	942,462
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	132,056
L3 Harris Technologies, Inc., 5.4%, 7/31/2033	200,000	202,538
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	484,331
		$2,736,486
Asset-Backed & Securitized – 3.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.003%, 11/15/2054 (i)	$3,792,306	$153,778
ACREC 2021-FL1 Ltd., “A”, FLR, 5.58% ((SOFR - 1mo. + 0.11448%) + 1.15%), 10/16/2036 (n)	273,971	273,986
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	356,842	356,334
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.133% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	174,797
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	47,995	48,100
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.041% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	26,965	50,990
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.235%, 7/15/2054 (i)	6,845,497	374,672
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	287,248	286,790
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	157,051	159,065
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	151,693	153,144
KREF 2018-FT1 Ltd., “A”, FLR, 5.503% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	165,535	165,154
KREF 2018-FT1 Ltd., “AS”, FLR, 5.733% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	315,653
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	45,600	45,657
MF1 2024-FL5 Ltd., “A”, FLR, 6.004% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	453,065
MF1 2022-FL8 Ltd., “A”, FLR, 5.666% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	414,191	413,440
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.044%, 7/25/2069 (n)	155,936	154,744
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	113,028	113,427
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	94,260	94,274
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	140,523	141,455
SBNA Auto Lease Trust, 2023-A, “A2”, 6.27%, 4/20/2026 (n)	40,823	40,856
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	145,633	146,560
		$4,115,941
Automotive – 1.3%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$229,171
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	264,138
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	256,222
Ford Motor Credit Co. LLC, 5.8%, 3/08/2029	295,000	292,111
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	250,635
Ford Motor Credit Co. LLC, 3.25%, 2/12/2032	245,000	201,915
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	261,266
		$1,755,458
Broadcasting – 1.3%
Walt Disney Co., 3.5%, 5/13/2040	$670,000	$543,661
Walt Disney Co., 4.75%, 9/15/2044	72,000	65,354
Walt Disney Co., 3.6%, 1/13/2051	430,000	316,935
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	300,000	264,312
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	243,000	226,490
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	298,311
		$1,715,063
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	$132,000	$136,254
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	341,000	362,937
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	418,000	411,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	$407,000	$403,478
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	504,282
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	461,449
		$2,279,705
Building – 0.8%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$420,000	$408,802
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	132,870
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	272,267
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	229,804
		$1,043,743
Business Services – 1.3%
Fiserv, Inc., 2.25%, 6/01/2027	$374,000	$356,737
Fiserv, Inc., 4.4%, 7/01/2049	434,000	357,654
Mastercard, Inc., 4.35%, 1/15/2032	490,000	481,263
Mastercard, Inc., 4.55%, 1/15/2035	340,000	331,352
Visa, Inc., 3.65%, 9/15/2047	314,000	244,577
		$1,771,583
Cable TV – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.1%, 6/01/2029	$764,000	$788,868
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	404,000	334,746
Comcast Corp., 2.887%, 11/01/2051	310,000	189,060
Videotron Ltd., 3.625%, 6/15/2029 (n)	626,000	590,541
Videotron Ltd., 5.7%, 1/15/2035 (n)	356,000	355,337
		$2,258,552
Chemicals – 0.4%
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	$579,000	$550,720
Computer Software – 1.0%
Accenture Capital, Inc., 4.25%, 10/04/2031	$285,000	$279,806
Accenture Capital, Inc., 4.5%, 10/04/2034	190,000	183,590
Cisco Systems, Inc., 5.5%, 1/15/2040	262,000	269,304
Microsoft Corp., 2.525%, 6/01/2050	124,000	77,677
Microsoft Corp., 2.5%, 9/15/2050	487,000	302,541
Oracle Corp., 5.55%, 2/06/2053	342,000	319,653
		$1,432,571
Computer Software - Systems – 0.3%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$458,076
Conglomerates – 1.5%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$165,000	$164,465
Regal Rexnord Corp., 6.05%, 4/15/2028	348,000	357,005
Regal Rexnord Corp., 6.3%, 2/15/2030	425,000	442,011
Regal Rexnord Corp., 6.4%, 4/15/2033	323,000	335,288
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	267,000	265,930
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	233,353
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	257,000	263,707
		$2,061,759
Consumer Products – 1.4%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$348,036
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	349,000	337,743
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	161,000	164,829
Kenvue, Inc., 5.1%, 3/22/2043	323,000	310,569
Kenvue, Inc., 5.05%, 3/22/2053	299,000	279,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – continued
Mattel, Inc., 3.75%, 4/01/2029 (n)	$497,000	$470,949
		$1,911,978
Consumer Services – 0.7%
CBRE Group, Inc., 5.95%, 8/15/2034	$709,000	$741,288
Service Corp. International, 5.75%, 10/15/2032	278,000	273,201
		$1,014,489
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$520,000	$526,352
Electronics – 0.9%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$280,847
Intel Corp., 5.7%, 2/10/2053	357,000	328,154
Lam Research Corp., 4.875%, 3/15/2049	214,000	195,163
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	326,000	282,345
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	106,336
		$1,192,845
Emerging Market Quasi-Sovereign – 0.2%
GACI First Investment Co. (Kingdom of Saudi Arabia), 5.125%, 2/14/2053	$250,000	$213,837
Emerging Market Sovereign – 0.7%
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)	$397,000	$401,720
Republic of Poland, 5.375%, 2/12/2035	542,000	544,848
		$946,568
Energy - Independent – 1.8%
Diamondback Energy, Inc., 5.75%, 4/18/2054	$351,000	$330,909
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	251,816
Occidental Petroleum Corp., 4.4%, 4/15/2046	531,000	398,140
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	150,000	153,390
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	81,701
Pioneer Natural Resources Co., 2.15%, 1/15/2031	684,000	595,928
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	552,000	591,440
		$2,403,324
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$256,480
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	270,617
		$527,097
Entertainment – 1.0%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$557,279
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	203,258
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	149,000	148,907
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	392,000	395,243
		$1,304,687
Financial Institutions – 1.6%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$206,792
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	358,186
Fortress Transportation and Infrastructure Investors LLC, 7%, 5/01/2031 (n)	307,000	311,919
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	177,000	185,754
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	130,152
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	246,791
SLM Corp., 6.5%, 1/31/2030	256,000	262,682

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	$525,000	$532,581
		$2,234,857
Food & Beverages – 5.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$163,044
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	505,000	431,392
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	655,411
Bunge Ltd. Finance Corp., 4.65%, 9/17/2034	460,000	444,717
Constellation Brands, Inc., 4.1%, 2/15/2048	378,000	293,298
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	174,625
Flowers Foods, Inc., 5.75%, 3/15/2035	462,000	465,973
Flowers Foods, Inc., 6.2%, 3/15/2055	266,000	269,661
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.5%, 1/15/2030	53,000	53,841
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031	372,000	339,536
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032	170,000	153,176
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 12/01/2052	366,000	379,117
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	128,962
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	611,746
Mars, Inc., 4.55%, 4/20/2028 (n)	273,000	273,920
Mars, Inc., 5%, 3/01/2032 (n)	587,000	589,537
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	102,511
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	242,541
Mars, Inc., 5.7%, 5/01/2055 (n)	415,000	414,649
SYSCO Corp., 4.45%, 3/15/2048	320,000	261,734
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	263,000	255,850
Viterra Finance B.V., 3.2%, 4/21/2031 (n)	312,000	280,965
		$6,986,206
Gaming & Lodging – 2.1%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$425,890
Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033 (n)	447,000	442,592
Las Vegas Sands Corp., 5.9%, 6/01/2027	222,000	225,583
Las Vegas Sands Corp., 6.2%, 8/15/2034	347,000	347,944
Marriott International, Inc., 2.85%, 4/15/2031	392,000	348,579
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)	260,000	258,757
Sands China Ltd., 2.85%, 3/08/2029	400,000	361,776
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	228,000	225,509
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	249,978
		$2,886,608
Industrial – 0.3%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$447,000	$445,841
Insurance – 1.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$686,000	$634,158
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	80,277
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	275,000	281,036
Lincoln National Corp., 5.852%, 3/15/2034	390,000	401,146
MetLife, Inc., 5.3%, 12/15/2034	460,000	467,469
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	547,000	583,096
		$2,447,182
Insurance - Health – 1.7%
Elevance Health, Inc., 5.375%, 6/15/2034	$351,000	$355,420
Elevance Health, Inc., 5.65%, 6/15/2054	439,000	423,418
Humana, Inc., 4.95%, 10/01/2044	232,000	200,026
UnitedHealth Group, Inc., 5.3%, 2/15/2030	262,000	270,430
UnitedHealth Group, Inc., 4.625%, 7/15/2035	140,000	135,672
UnitedHealth Group, Inc., 5.5%, 7/15/2044	374,000	368,412

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.875%, 2/15/2053	$590,000	$598,410
		$2,351,788
Insurance - Property & Casualty – 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$165,000	$165,645
American International Group, Inc., 5.125%, 3/27/2033	499,000	499,703
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	437,000	473,913
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	418,863
Brown & Brown, Inc., 5.65%, 6/11/2034	119,000	121,086
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	314,419
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	177,000	180,778
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	355,545
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	649,000	651,210
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	365,000	352,373
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	131,000	133,480
		$3,667,015
International Market Quasi-Sovereign – 0.7%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$499,000	$517,968
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	499,000	429,793
		$947,761
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$768,514
Machinery & Tools – 1.2%
AGCO Corp., 5.8%, 3/21/2034	$236,000	$239,317
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	200,000	198,402
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	202,900
CNH Industrial Capital LLC, 5.5%, 1/12/2029	326,000	335,129
CNH Industrial N.V., 3.85%, 11/15/2027	701,000	688,692
		$1,664,440
Major Banks – 15.9%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$676,191
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	206,228
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	260,000	228,838
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	261,000	272,367
Bank of America Corp., 5.425% to 8/15/2034, FLR (SOFR - 1 day + 1.913%) to 8/15/2035	286,000	280,032
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	451,000	391,028
Comerica, Inc., 5.982% to 1/30/2029, FLR (SOFR - 1 day + 2.155%) to 1/30/2030	416,000	422,724
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	590,325
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	208,158
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	488,000	474,621
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	513,401
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	367,496
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	440,815
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	508,822
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	280,267
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	733,000	712,735
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	351,082
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	908,000	789,485
HSBC Holdings PLC, 5.45% to 3/03/2035, FLR (SOFR - 1 day + 1.56%) to 3/03/2036	239,000	238,120
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	624,000	638,732
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	512,000	509,494
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	307,375
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,008,428
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	248,619
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	200,000	195,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	$423,000	$404,689
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	593,000	578,367
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	240,354
Morgan Stanley, 4.431% to 1/23/2029, FLR ((SOFR - 3mo. + 0.26161%) + 1.628%) to 1/23/2030	277,000	273,493
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	141,632
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	339,000	342,950
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	590,140
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	301,119
NatWest Group PLC, 8.125% to 5/10/2034, FLR (CMT - 5yr. + 3.752%) to 6/30/2172	301,000	316,013
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	690,015
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	202,744
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	272,262
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	307,367
Regions Financial Corp., 5.502%, 9/06/2035	306,000	302,060
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	719,917
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	642,826
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	333,703
Toronto-Dominion Bank, 4.693%, 9/15/2027	647,000	651,221
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,049,292
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	700,000	599,410
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	692,285
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	194,231
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	420,000	419,719
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	267,000	274,259
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	361,968
		$21,763,142
Medical & Health Technology & Services – 1.5%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$329,204
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	171,524
Becton, Dickinson and Co., 4.685%, 12/15/2044	186,000	162,672
HCA, Inc., 5.45%, 9/15/2034	495,000	490,702
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	367,571
Marin General Hospital, 7.242%, 8/01/2045	272,000	310,335
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	173,928
		$2,005,936
Medical Equipment – 0.6%
Danaher Corp., 2.6%, 10/01/2050	$518,000	$313,844
Stryker Corp., 4.625%, 9/11/2034	480,000	467,309
		$781,153
Metals & Mining – 1.5%
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	$559,000	$504,784
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	279,000	273,322
Novelis, Inc., 4.75%, 1/30/2030 (n)	611,000	569,699
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	333,000	336,423
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	216,000	216,962
Vale Overseas Ltd., 6.4%, 6/28/2054	198,000	195,398
		$2,096,588
Midstream – 4.7%
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	$105,000	$106,517
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	268,523
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	269,727
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	657,000	634,287
Enbridge, Inc., 5.95%, 4/05/2054	292,000	290,537
Energy Transfer LP, 4%, 10/01/2027	285,000	280,682
Energy Transfer LP, 5.95%, 5/15/2054	211,000	201,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	$360,000	$364,274
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	280,000	271,177
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	387,652	373,757
Plains All American Pipeline LP, 4.65%, 10/15/2025	474,000	473,832
Plains All American Pipeline LP, 5.95%, 6/15/2035	292,000	297,615
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	364,417
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	454,000	434,743
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	120,086
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	92,000	89,813
Targa Resources Corp., 4.2%, 2/01/2033	220,000	203,362
Targa Resources Corp., 4.95%, 4/15/2052	551,000	465,383
Targa Resources Corp., 6.25%, 7/01/2052	200,000	202,007
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	140,000	142,093
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	349,000	317,101
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	326,000	309,370
		$6,480,804
Mortgage-Backed – 0.5%
Freddie Mac, 5.439%, 3/25/2055	$660,033	$661,644
Municipals – 0.6%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$294,273
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	290,000	300,281
National Finance Authority, NH, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	285,000	295,107
		$889,661
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$540,000	$553,740
Natural Gas - Pipeline – 0.5%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$241,983
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	426,417
		$668,400
Oils – 0.9%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$730,000	$726,990
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	682,198	562,299
		$1,289,289
Other Banks & Diversified Financials – 3.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$778,000	$821,260
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	203,583
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	338,291
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	413,895
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	205,090
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	662,484
Intesa Sanpaolo S.p.A., 7.8%, 11/28/2053 (n)	250,000	289,398
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	164,826
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	258,020
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	265,391
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	417,792
Truist Financial Corp., 5.153% to 8/05/2031, FLR (SOFR - 1 day + 1.571%) to 8/05/2032	137,000	137,232
		$4,177,262
Pharmaceuticals – 1.6%
AbbVie, Inc., 5.35%, 3/15/2044	$468,000	$462,816
AbbVie, Inc., 5.4%, 3/15/2054	271,000	266,174
Bristol-Myers Squibb Co., 5.5%, 2/22/2044	231,000	229,909
Bristol-Myers Squibb Co., 5.55%, 2/22/2054	136,000	134,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Eli Lilly & Co., 5.5%, 2/12/2055	$181,000	$183,263
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	183,209
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	270,600
Pfizer, Inc., 2.55%, 5/28/2040	188,000	133,576
Roche Holdings, Inc., 5.489%, 11/13/2030 (n)	344,000	360,282
		$2,223,856
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$209,761
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$437,000	$426,727
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	397,000	410,996
		$837,723
Railroad & Shipping – 0.9%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$469,247
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	292,000	290,901
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	422,400
		$1,182,548
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$566,000	$555,322
Real Estate - Office – 1.4%
Boston Properties LP, REIT, 3.65%, 2/01/2026	$377,000	$372,948
Boston Properties LP, REIT, 2.75%, 10/01/2026	300,000	290,838
Corporate Office Property LP, REIT, 2%, 1/15/2029	533,000	475,986
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	478,000	414,161
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	304,000	306,444
		$1,860,377
Real Estate - Other – 1.4%
EPR Properties, REIT, 3.6%, 11/15/2031	$659,000	$588,054
Lexington Realty Trust Co., 2.375%, 10/01/2031	521,000	434,501
Prologis LP, REIT, 5.125%, 1/15/2034	553,000	554,433
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	417,000	349,718
		$1,926,706
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$307,182
STORE Capital Corp., REIT, 4.625%, 3/15/2029	124,000	121,215
STORE Capital Corp., REIT, 2.7%, 12/01/2031	758,000	640,841
		$1,069,238
Retailers – 1.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$510,000	$363,912
Amazon.com, Inc., 3.6%, 4/13/2032	381,000	359,024
Home Depot, Inc., 4.85%, 6/25/2031	137,000	138,834
Home Depot, Inc., 3.3%, 4/15/2040	491,000	389,180
Home Depot, Inc., 3.9%, 6/15/2047	83,000	65,806
Parkland Corp., 6.625%, 8/15/2032 (n)	577,000	576,670
		$1,893,426
Specialty Chemicals – 0.9%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$255,224
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	120,993
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	169,000	146,049
International Flavors & Fragrances, Inc., 5%, 9/26/2048	622,000	530,336

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – continued
International Flavors & Fragrances, Inc., 3.468%, 12/01/2050 (n)	$303,000	$199,267
		$1,251,869
Specialty Stores – 0.3%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$654,000	$469,548
Supermarkets – 0.4%
Kroger Co., 5%, 9/15/2034	$238,000	$232,589
Kroger Co., 5.5%, 9/15/2054	381,000	359,386
		$591,975
Telecommunications - Wireless – 2.4%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$364,734
American Tower Corp., 5.45%, 2/15/2034	335,000	339,870
American Tower Corp., 3.7%, 10/15/2049	178,000	129,528
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	441,316
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	488,000	486,581
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	243,683
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	50,237
T-Mobile USA, Inc., 5.05%, 7/15/2033	279,000	277,122
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	401,205
Vodafone Group PLC, 5.625%, 2/10/2053	614,000	576,025
		$3,310,301
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$413,520
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	525,000	536,817
Philip Morris International, Inc., 5.625%, 11/17/2029	211,000	219,986
Philip Morris International, Inc., 5.125%, 2/15/2030	191,000	194,755
		$1,365,078
Transportation - Services – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$564,000	$593,073
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	326,073
		$919,146
U.S. Treasury Obligations – 2.4%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$560,000	$415,625
U.S. Treasury Bonds, 3.875%, 5/15/2043	449,000	409,853
U.S. Treasury Bonds, 4.75%, 11/15/2043	677,000	691,624
U.S. Treasury Bonds, 4.5%, 2/15/2044	211,000	208,486
U.S. Treasury Bonds, 4.625%, 5/15/2044	482,000	483,563
U.S. Treasury Bonds, 4.125%, 8/15/2044	440,000	412,225
U.S. Treasury Bonds, 4.625%, 11/15/2044	430,000	430,537
U.S. Treasury Bonds, 4.75%, 2/15/2045	201,000	204,675
		$3,256,588
Utilities - Electric Power – 8.5%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	$200,000	$162,000
Adani Transmission Ltd., 4%, 8/03/2026	415,000	398,766
Adani Transmission Ltd., 4.25%, 5/21/2036	152,975	126,587
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	206,743
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	182,042
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	155,453
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	114,021
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	83,488
DTE Energy Co., 4.95%, 7/01/2027	373,000	375,816
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	460,000	418,356
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	113,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Duke Energy Florida LLC, 6.2%, 11/15/2053	$272,000	$287,741
Edison International, 5.45%, 6/15/2029	214,000	211,177
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	399,664
Enel Finance International N.V., 2.5%, 7/12/2031 (n)	294,000	252,403
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	354,610
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)	486,000	500,934
Eversource Energy, 5.5%, 1/01/2034	373,000	374,735
FirstEnergy Corp., 3.9%, 7/15/2027	426,000	418,875
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	361,985
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	176,143
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	227,613
Georgia Power Co., 4.7%, 5/15/2032	139,000	137,402
Georgia Power Co., 4.95%, 5/17/2033	207,000	205,572
Georgia Power Co., 5.125%, 5/15/2052	362,000	335,683
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	557,444
Jersey Central Power & Light Co., 5.1%, 1/15/2035 (n)	114,000	112,704
MidAmerican Energy Co., 5.85%, 9/15/2054	470,000	482,828
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	413,000	417,598
Pacific Gas & Electric Co., 5.45%, 6/15/2027	255,000	257,604
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	714,332
Pacific Gas & Electric Co., 6.4%, 6/15/2033	148,000	154,680
Pacific Gas & Electric Co., 4%, 12/01/2046	372,000	274,158
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	362,616
Public Service Electric & Gas Co., 5.5%, 3/01/2055	231,000	227,707
Southern California Edison Co., 4.5%, 9/01/2040	273,000	233,155
Xcel Energy, Inc., 5.5%, 3/15/2034	528,000	530,179
Xcel Energy, Inc., 5.6%, 4/15/2035	284,000	285,123
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	116,079
XPLR Infrastructure Operating Partners, LP, 8.375%, 1/15/2031 (n)	202,000	198,644
XPLR Infrastructure Operating Partners, LP, 8.625%, 3/15/2033 (n)	59,000	57,401
		$11,563,164
Total Bonds		$132,475,291
Mutual Funds (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 4.35% (v)	2,162,462	$2,162,678

Other Assets, Less Liabilities – 1.3%		1,785,425
Net Assets – 100.0%		$136,423,394
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,162,678 and $132,475,291, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $43,546,212, representing 31.9% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 3/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	20	$2,345,625	June – 2025	$15,815
U.S. Treasury Note 2 yr	Long	USD	33	6,836,672	June – 2025	31,463
						$47,278
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	8	$865,250	June – 2025	$(4,263)
U.S. Treasury Ultra Bond 30 yr	Long	USD	12	1,467,000	June – 2025	(13,811)
U.S. Treasury Ultra Note 10 yr	Short	USD	28	3,195,500	June – 2025	(41,228)
						$(59,302)
At March 31, 2025, the fund had liquid securities with an aggregate value of $138,790 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$3,256,588	$—	$3,256,588
Non - U.S. Sovereign Debt	—	2,876,680	—	2,876,680
Municipal Bonds	—	889,661	—	889,661
U.S. Corporate Bonds	—	86,410,982	—	86,410,982
Residential Mortgage-Backed Securities	—	1,859,658	—	1,859,658
Commercial Mortgage-Backed Securities	—	840,659	—	840,659
Asset-Backed Securities (including CDOs)	—	2,077,268	—	2,077,268
Foreign Bonds	—	34,263,795	—	34,263,795
Investment Companies	2,162,678	—	—	2,162,678
Total	$2,162,678	$132,475,291	$—	$134,637,969
Other Financial Instruments
Futures Contracts – Assets	$47,278	$—	$—	$47,278
Futures Contracts – Liabilities	(59,302)	—	—	(59,302)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,213,365	$8,386,010	$9,436,322	$(263)	$(112)	$2,162,678
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,680	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	72.5%
Canada	4.6%
United Kingdom	3.7%
Australia	3.6%
Ireland	1.9%
Italy	1.6%
Japan	1.3%
Switzerland	1.2%
Germany	1.2%
Other Countries	8.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.